Form N-1A Cover	Aug. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON VARIABLE INVESTMENT FUND
Entity Central Index Key	0000813383
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 30, 2024
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]	BNY MELLON VARIABLE INVESTMENT FUND Opportunistic Small Cap Portfolio Supplement to Current Summary Prospectus and Prospectus